Shareholder Fees (HAMLIN HIGH DIVIDEND EQUITY FUND)	0 Months Ended
Apr. 30, 2014
INSTITUTIONAL CLASS SHARES | INSTITUTIONAL CLASS SHARES
[ShareholderFeesAbstract]
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 7 days)	(2.00%)
INVESTOR CLASS SHARES | INVESTOR CLASS SHARES
[ShareholderFeesAbstract]
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 7 days)	(2.00%)